[Letterhead of PL&A]
CHARLENE GRANT
Assistant Vice President
Insurance Counsel Law Department
Telephone (949) 219-7286
Fax (949) 219-6952
Charlene.Grant@pacificlife.com
May 2, 2008
VIA ELECTRONIC TRANSMISSION
Securities and Exchange Commission
100 “F” Street, N.E.
Washington, D.C. 20549-4644

Re:	Pacific Select Exec Separate Account of Pacific Life & Annuity Company
File No. 333-62446
Pacific Select Estate Preserver-NY Last Survivor Flexible Premium Variable Life Insurance Policy
Dear Sir or Madam:
     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we hereby certify on behalf of Pacific Life & Annuity Company (“PL&A”) and the Pacific Select Exec Separate Account (“Separate Account”) that the prospectus dated May 1, 2008 and Statement of Additional Information dated May 1, 2008 for Pacific Select Estate Preserver-NY Last Survivor Flexible Premium Variable Life Insurance Policy that would have been filed under Rule 497(c) do not differ from those contained in the Separate Account’s Post-Effective Amendment No. 17 on Form N-6 which was filed electronically with the Commission on April 22, 2008.
Sincerely,
/s/CHARLENE GRANT
Charlene Grant, Esq.